Investment Risks	Apr. 28, 2025
Partners Fund Summary
Prospectus [Line Items]
Risk [Text Block]	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.
Partners Fund Summary | Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
Partners Fund Summary | Corporate Ownership Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Partners Fund Summary | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the Fund’s price declines and you redeem your shares, you could lose money.

Partners Fund Summary | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Partners Fund Summary | Non U S Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political, economic and social changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Partners Fund Summary | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Partners Fund Summary | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the Fund’s price declines and you redeem your shares, you could lose money.
Partners Fund Summary | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
Small-Cap Fund Summary
Prospectus [Line Items]
Risk [Text Block]	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.
Small-Cap Fund Summary | Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
Small-Cap Fund Summary | Corporate Ownership Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Small-Cap Fund Summary | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the Fund’s price declines and you redeem your shares, you could lose money.

Small-Cap Fund Summary | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Small-Cap Fund Summary | Non U S Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Small-Cap Fund Summary | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Small-Cap Fund Summary | Small Cap Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Risks ■ Smaller companies may have more limited product lines, markets, and financial resources than larger companies, and to the extent recently established, may have limited or no operating history to evaluate. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, our ability to dispose of such securities may be more limited.

Small-Cap Fund Summary | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the Fund’s price declines and you redeem your shares, you could lose money.
Small-Cap Fund Summary | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
International Fund Summary
Prospectus [Line Items]
Risk [Text Block]	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.
International Fund Summary | Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
International Fund Summary | Corporate Ownership Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

International Fund Summary | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the Fund’s price declines and you redeem your shares, you could lose money.

International Fund Summary | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

International Fund Summary | Non U S Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

International Fund Summary | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

International Fund Summary | Focused Geographic Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Geographic Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

International Fund Summary | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the Fund’s price declines and you redeem your shares, you could lose money.
International Fund Summary | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
Global Fund Summary
Prospectus [Line Items]
Risk [Text Block]	The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.
Global Fund Summary | Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
Global Fund Summary | Corporate Ownership Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds are not successful in addressing these risks, their business values and stock prices may decline, which would have a negative impact on the value of your Fund shares.

Global Fund Summary | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk ■ Equity prices fluctuate and may decline in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the value of your investment goes down and you redeem your shares, you could lose money.

Global Fund Summary | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.

Global Fund Summary | Non U S Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Global Fund Summary | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Global Fund Summary | Focused Geographic Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Geographic Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

Global Fund Summary | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of your investment goes down and you redeem your shares, you could lose money.
Global Fund Summary | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.